Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	690.50
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 690.50
Narrative - Max Aggregate Offering Price	$ 5,000,000.00
Final Prospectus	true